Property, plant and equipment, net (Tables)	6 Months Ended
Jun. 30, 2020
Property, plant and equipment, net
Schedule of property, plant and equipment

	June 30,	December 31,
	2020	2019

Building	$5,123,313	$5,199,348
Machinery and Production equipment	1,874,073	1,901,886
Electronic equipment	237,347	240,606
Office equipment	55,143	55,961
Automobiles	461,577	501,156
Construction in progress	122,999	117,014
Subtotal	7,874,452	8,015,971
Less: Accumulated depreciation	(5,454,555)	(5,315,937)
Property, plant and equipment, net	$2,419,897	$2,700,034